Derivative Instruments And Hedging Activities (Derivative Amounts Included In The Consolidated Statements Of Operations) (Details) (Derivatives Used For Trading Purposes [Member], JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Derivative [Line Items]
Net gain (loss) on trading Derivatives	¥ (239)	[1],[2]	¥ 245	[1],[2]	¥ 413	[1],[2]
Equity Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	(137)	[1],[2]	206	[1],[2]	326	[1],[2]
Interest Rate Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	42	[1],[2]	132	[1],[2]	248	[1],[2]
Credit Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	(73)	[1],[2]	88	[1],[2]	(284)	[1],[2]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	(67)	[1],[2]	(171)	[1],[2]	124	[1],[2]
Commodity Contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading Derivatives	¥ (4)	[1],[2]	¥ (10)	[1],[2]	¥ (1)	[1],[2]

[1]	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.